Guggenheim Active INvestment Series GAINS Core Plus Fund Expense Example - Guggenheim Active INvestment Series GAINS Core Plus Fund - SMA	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 935